Schedule of Investments (unaudited)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.2%
Ampol Ltd.	632	$14,859
APA Group	1,966	15,797
Aristocrat Leisure Ltd.	472	10,951
ASX Ltd.	208	12,576
Aurizon Holdings Ltd.	5,458	15,414
Australia & New Zealand Banking Group Ltd.	594	11,303
BHP Group Ltd.	922	30,809
BlueScope Steel Ltd.	824	11,714
Brambles Ltd.	1,872	13,823
Cochlear Ltd.	78	12,563
Coles Group Ltd.	1,008	13,254
Commonwealth Bank of Australia	182	13,228
Computershare Ltd.	1,008	17,771
Crown Resorts Ltd.(a)	2,001	18,117
CSL Ltd.	54	10,306
Dexus	1,578	12,338
Domino's Pizza Enterprises Ltd.	158	8,283
Endeavour Group Ltd./Australia	2,736	14,977
Evolution Mining Ltd.	4,632	13,107
Fortescue Metals Group Ltd.	1,134	17,138
Glencore PLC	2,226	13,716
Goodman Group	758	12,616
GPT Group (The)	3,292	11,703
IDP Education Ltd.	510	9,461
Insurance Australia Group Ltd.	3,824	12,211
James Hardie Industries PLC	354	10,205
Lendlease Corp. Ltd.	1,724	14,768
Macquarie Group Ltd.	88	12,669
Medibank Pvt Ltd.	5,688	12,782
Mineral Resources Ltd.	378	15,359
Mirvac Group	7,036	11,891
National Australia Bank Ltd.	630	14,382
Newcrest Mining Ltd.	652	12,244
Northern Star Resources Ltd.	1,798	12,359
Orica Ltd.	1,196	13,743
Origin Energy Ltd.	3,812	18,233
Qantas Airways Ltd.(a)	3,610	13,988
QBE Insurance Group Ltd.	1,610	13,890
Ramsay Health Care Ltd.	284	16,116
REA Group Ltd.	120	10,751
Reece Ltd.	874	10,619
Rio Tinto Ltd.	202	15,979
Rio Tinto PLC	184	13,001
Santos Ltd.	5,634	31,483
Scentre Group	5,444	11,343
SEEK Ltd.	556	10,895
Sonic Healthcare Ltd.	486	12,552
South32 Ltd.	5,320	17,717
Stockland	3,930	11,375
Suncorp Group Ltd.	1,754	14,083
Tabcorp Holdings Ltd.	3,294	12,597
Telstra Corp. Ltd.	4,568	12,967
Transurban Group.	1,212	12,170
Treasury Wine Estates Ltd.	1,742	13,782
Vicinity Centres	10,510	13,714
Washington H Soul Pattinson & Co. Ltd.	594	11,575
Wesfarmers Ltd.	310	10,727
Westpac Banking Corp.	826	13,827
Security	Shares	Value

Australia (continued)
WiseTech Global Ltd.	332	$10,293
Woodside Petroleum Ltd.	834	18,145
Woolworths Group Ltd.	444	12,012
		842,271
Austria — 0.4%
Erste Group Bank AG	252	7,846
OMV AG	206	10,530
Raiffeisen Bank International AG	380	4,326
Verbund AG	138	14,751
voestalpine AG	346	9,004
		46,457
Belgium — 1.2%
Ageas SA/NV	266	12,728
Anheuser-Busch InBev SA/NV	208	11,968
Elia Group SA/NV	110	17,510
Etablissements Franz Colruyt NV	260	9,547
Groupe Bruxelles Lambert SA	102	9,625
KBC Group NV	130	8,844
Proximus SADP	682	11,920
Sofina SA	30	9,194
Solvay SA	116	10,908
UCB SA	120	13,641
Umicore SA	274	10,534
		126,419
Brazil — 0.1%
Yara International ASA	244	12,407

Canada — 11.0%
Agnico Eagle Mines Ltd.	481	27,999
Air Canada(a)	766	13,416
Algonquin Power & Utilities Corp.	848	12,278
Alimentation Couche-Tard Inc.	284	12,643
AltaGas Ltd.	646	14,774
Ballard Power Systems Inc.(a)(b)	926	7,691
Bank of Montreal	120	12,724
Bank of Nova Scotia (The)	170	10,765
Barrick Gold Corp.	668	14,898
BCE Inc.	264	14,036
BlackBerry Ltd.(a)	1,288	7,369
Brookfield Asset Management Inc., Class A	186	9,278
Brookfield Renewable Corp., Class A	360	12,927
CAE Inc.(a)	448	10,654
Cameco Corp.	542	13,995
Canadian Apartment Properties REIT	264	10,341
Canadian Imperial Bank of Commerce	100	11,055
Canadian National Railway Co.	102	11,996
Canadian Natural Resources Ltd.	302	18,692
Canadian Pacific Railway Ltd.	170	12,435
Canadian Tire Corp. Ltd., Class A, NVS	104	14,325
Canadian Utilities Ltd., Class A, NVS	454	13,648
Canopy Growth Corp.(a)(b)	1,200	6,922
CCL Industries Inc., Class B, NVS	260	11,336
Cenovus Energy Inc.	1,026	18,968
CGI Inc.(a)	162	12,918
Constellation Software Inc.	8	12,591
Dollarama Inc.	294	16,345
Emera Inc.	252	12,168
Empire Co. Ltd., Class A, NVS	446	14,731
Enbridge Inc.	296	12,917

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fairfax Financial Holdings Ltd.	28	$15,385
First Quantum Minerals Ltd.	622	17,832
FirstService Corp.	78	9,726
Fortis Inc.	282	13,722
Franco-Nevada Corp.	96	14,518
George Weston Ltd.	118	14,680
GFL Environmental Inc.	338	10,182
Gildan Activewear Inc.	342	11,589
Great-West Lifeco Inc.	392	10,814
Hydro One Ltd.(c)	504	13,625
iA Financial Corp. Inc.	216	11,294
IGM Financial Inc.	320	10,141
Imperial Oil Ltd.	376	18,931
Intact Financial Corp.	102	14,270
Ivanhoe Mines Ltd., Class A(a)	1,702	13,646
Keyera Corp.	536	13,297
Kinross Gold Corp.	1,738	8,780
Lightspeed Commerce Inc.(a)	230	5,140
Loblaw Companies Ltd.	164	15,002
Lundin Mining Corp.	1,665	15,203
Magna International Inc.	156	9,401
Manulife Financial Corp.	646	12,632
Metro Inc.	266	14,621
National Bank of Canada	162	11,314
Northland Power Inc.	398	12,011
Nutrien Ltd.	206	20,243
Nuvei Corp.(a)(c)	142	7,941
Onex Corp.	186	11,176
Open Text Corp.	272	10,894
Pan American Silver Corp.	542	13,438
Parkland Corp.	474	13,464
Pembina Pipeline Corp.	366	13,849
Power Corp. of Canada	350	10,299
Quebecor Inc., Class B	608	14,307
Restaurant Brands International Inc.	250	14,282
RioCan REIT	724	13,526
Ritchie Bros Auctioneers Inc.	200	11,016
Rogers Communications Inc., Class B, NVS	252	13,727
Royal Bank of Canada	124	12,524
Saputo Inc.	516	11,030
Shaw Communications Inc., Class B, NVS	464	13,819
Shopify Inc., Class A(a)	8	3,422
Sun Life Financial Inc.	238	11,840
Suncor Energy Inc.	478	17,183
TC Energy Corp.	280	14,810
Teck Resources Ltd., Class B	470	18,542
TELUS Corp.	604	15,111
TFI International Inc.	134	10,779
Thomson Reuters Corp.	108	10,798
TMX Group Ltd.	118	12,014
Toromont Industries Ltd.	164	14,437
Toronto-Dominion Bank (The)	174	12,568
Tourmaline Oil Corp.	398	20,497
West Fraser Timber Co. Ltd.	156	13,711
Wheaton Precious Metals Corp.	314	14,074
WSP Global Inc.	100	11,662
		1,131,574
Denmark — 1.7%
Ambu A/S, Class B(b)	478	6,292
AP Moller - Maersk A/S, Class A	2	5,661
Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	2	$5,789
Carlsberg A/S, Class B	78	9,909
Chr Hansen Holding A/S	152	11,842
Coloplast A/S, Class B	76	10,239
Danske Bank A/S	688	10,553
Demant A/S(a)	244	10,722
DSV A/S	54	8,853
Genmab A/S(a)	32	11,253
GN Store Nord A/S	204	7,656
Novo Nordisk A/S, Class B	110	12,565
Novozymes A/S, Class B	166	11,572
Orsted AS(c)	102	11,284
Pandora A/S	100	8,781
Rockwool A/S, Class B	30	8,390
Tryg A/S	572	13,601
Vestas Wind Systems A/S	352	8,976
		173,938
Finland — 1.3%
Elisa Oyj	236	13,835
Fortum Oyj	420	6,983
Kesko Oyj, Class B	414	10,423
Kone Oyj, Class B	194	9,327
Neste Oyj	306	13,130
Nokia Oyj(a)	2,384	12,087
Nordea Bank Abp	1,092	10,887
Orion Oyj, Class B	294	11,532
Sampo Oyj, Class A	242	11,751
Stora Enso Oyj, Class R	704	13,854
UPM-Kymmene Oyj	368	12,730
Wartsila OYJ Abp	912	7,323
		133,862
France — 7.1%
Accor SA(a)	396	13,010
Aeroports de Paris(a)	92	13,013
Air Liquide SA	76	13,149
Airbus SE	102	11,166
Alstom SA	338	7,429
Amundi SA(c)	156	9,380
ArcelorMittal SA	404	11,780
Arkema SA	104	11,850
AXA SA	430	11,376
BioMerieux	98	9,330
BNP Paribas SA	186	9,644
Bollore SE	2,344	10,938
Bouygues SA	338	11,622
Bureau Veritas SA	392	11,261
Capgemini SE	56	11,400
Carrefour SA	746	15,821
Cie. de Saint-Gobain	198	11,551
Cie. Generale des Etablissements Michelin SCA	80	9,909
CNP Assurances	534	11,734
Covivio	148	10,540
Credit Agricole SA	768	8,293
Danone SA	206	12,457
Dassault Aviation SA	136	22,822
Dassault Systemes SE	242	10,702
Edenred	276	13,861
Eiffage SA	122	12,047
Electricite de France SA	944	8,582

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Engie SA	890	$10,502
EssilorLuxottica SA	60	10,215
Eurazeo SE	146	11,219
Eurofins Scientific SE	114	10,595
Faurecia SE	234	5,087
Gecina SA	86	9,688
Getlink SE	942	17,238
Hermes International	8	9,864
Ipsen SA	142	14,720
Kering SA	16	8,513
Klepierre SA	526	12,590
La Francaise des Jeux SAEM(c)	298	11,128
Legrand SA	118	10,456
L'Oreal SA	28	10,187
LVMH Moet Hennessy Louis Vuitton SE	14	9,060
Orange SA	1,012	12,048
Orpea SA	124	4,435
Pernod Ricard SA	52	10,732
Publicis Groupe SA	182	10,927
Remy Cointreau SA	66	13,083
Renault SA(a)	300	7,330
Safran SA	102	10,955
Sanofi	124	13,106
Sartorius Stedim Biotech	22	7,199
Schneider Electric SE	68	9,756
SEB SA	80	9,607
Societe Generale SA	396	9,518
Sodexo SA	150	11,284
Teleperformance	34	12,203
Thales SA	128	16,387
TotalEnergies SE	262	12,865
Ubisoft Entertainment SA(a)	286	12,931
Unibail-Rodamco-Westfield(a)(b)	166	11,715
Valeo	382	6,945
Veolia Environnement SA	362	10,562
Vinci SA	124	12,032
Vivendi SE	1,128	12,956
Wendel SE	96	9,565
Worldline SA/France(a)(c)	246	9,679
		733,549
Germany — 4.8%
adidas AG	42	8,470
Allianz SE, Registered	58	13,087
Aroundtown SA	1,752	8,810
BASF SE	190	10,006
Bayer AG, Registered	202	13,306
Bayerische Motoren Werke AG	86	7,023
Bechtle AG	200	9,242
Beiersdorf AG	130	13,057
Brenntag SE	150	11,574
Carl Zeiss Meditec AG, Bearer	68	8,541
Commerzbank AG(a)	1,822	11,895
Continental AG(a)	108	7,402
Covestro AG(c)	218	9,386
Daimler Truck Holding AG(a)	90	2,421
Delivery Hero SE(a)(c)	94	3,304
Deutsche Bank AG, Registered(a)	1,062	10,619
Deutsche Boerse AG	82	14,276
Deutsche Lufthansa AG, Registered(a)	1,778	13,228
Deutsche Post AG, Registered	208	8,886
Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	582	$10,721
E.ON SE	922	9,595
Evonik Industries AG	388	10,149
Fresenius Medical Care AG & Co. KGaA	204	12,686
Fresenius SE & Co. KGaA	318	11,241
GEA Group AG	284	11,055
Hannover Rueck SE	76	11,813
HeidelbergCement AG	172	9,908
HelloFresh SE(a)	136	5,733
Henkel AG & Co. KGaA	56	3,554
Infineon Technologies AG	268	7,607
KION Group AG	98	5,451
Knorr-Bremse AG	134	9,556
LANXESS AG	194	7,499
LEG Immobilien SE	86	8,818
Mercedes-Benz Group AG	108	7,539
Merck KGaA	44	8,163
MTU Aero Engines AG	58	11,697
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	48	11,431
Nemetschek SE	114	9,046
Puma SE	106	7,799
Rational AG	14	8,541
RWE AG	316	13,120
SAP SE	90	9,121
Scout24 SE(c)	200	12,650
Siemens AG, Registered	74	9,099
Siemens Healthineers AG(c)	174	9,304
Symrise AG	90	10,709
Telefonica Deutschland Holding AG	4,320	12,992
Uniper SE	284	7,300
United Internet AG, Registered(d)	366	11,775
Volkswagen AG	8	1,735
Vonovia SE(b)	206	8,207
Zalando SE(a)(c)	150	5,902
		496,049
Hong Kong — 3.9%
AIA Group Ltd.	1,200	11,789
BOC Hong Kong Holdings Ltd.	4,000	14,480
Budweiser Brewing Co. APAC Ltd.(c)	4,600	11,446
Chow Tai Fook Jewellery Group Ltd.	6,000	10,060
CK Asset Holdings Ltd.	2,000	13,558
CK Infrastructure Holdings Ltd.	2,000	13,447
CLP Holdings Ltd.	1,000	9,758
ESR Cayman Ltd.(a)(c)	4,000	12,142
Futu Holdings Ltd., ADR(a)(b)	262	8,381
Galaxy Entertainment Group Ltd.	2,000	11,412
Hang Lung Properties Ltd.	6,000	11,475
Hang Seng Bank Ltd.	800	14,164
Henderson Land Development Co. Ltd.	3,464	14,009
HK Electric Investments & HK Electric Investments Ltd.,
Class SS	14,000	13,827
HKT Trust & HKT Ltd., Class SS	10,000	14,349
Hong Kong & China Gas Co. Ltd.	8,676	9,569
Hong Kong Exchanges & Clearing Ltd.	300	12,726
Hongkong Land Holdings Ltd.(b)	2,400	11,196
Jardine Matheson Holdings Ltd.	200	10,626
Link REIT	1,600	13,821
Melco Resorts & Entertainment Ltd., ADR(a)(b)	1,352	7,734
MTR Corp. Ltd.	2,000	10,626

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
New World Development Co. Ltd.	4,000	$15,299
Power Assets Holdings Ltd.	2,000	13,470
Sands China Ltd.(a)	5,600	12,343
Sino Land Co. Ltd.	12,000	15,861
SITC International Holdings Co. Ltd.	4,000	13,298
Sun Hung Kai Properties Ltd.	1,000	11,517
Swire Pacific Ltd., Class A	2,000	11,392
Swire Properties Ltd.	5,200	12,462
WH Group Ltd.(c)	21,000	14,503
Wharf Real Estate Investment Co. Ltd.	2,000	9,425
Xinyi Glass Holdings Ltd.	6,000	13,277
		403,442
Ireland — 0.5%
CRH PLC	292	11,541
Flutter Entertainment PLC, Class DI(a)	86	8,642
Kerry Group PLC, Class A	102	11,299
Kingspan Group PLC	126	11,729
Smurfit Kappa Group PLC	256	10,817
		54,028
Israel — 1.7%
Azrieli Group Ltd.	126	10,823
Bank Hapoalim BM	1,233	11,432
Bank Leumi Le-Israel BM	1,518	15,931
Check Point Software Technologies Ltd.(a)	122	15,407
CyberArk Software Ltd.(a)	74	11,628
Elbit Systems Ltd.	86	18,668
Fiverr International Ltd.(a)(b)	88	4,686
Grab Holdings Ltd., Class A(a)(b)	2,100	6,195
ICL Group Ltd.	1,500	16,267
Inmode Ltd.(a)	156	3,917
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	2,166	12,793
Kornit Digital Ltd.(a)(b)	94	6,251
Mizrahi Tefahot Bank Ltd.	362	13,390
Nice Ltd.(a)	46	9,565
Teva Pharmaceutical Industries Ltd., ADR(a)	1,354	11,793
Wix.com Ltd.(a)	76	5,735
		174,484
Italy — 2.3%
Amplifon SpA	270	10,772
Assicurazioni Generali SpA	608	11,511
Atlantia SpA(a)	726	17,319
DiaSorin SpA	68	8,907
Enel SpA	1,660	10,795
Eni SpA	990	13,839
Ferrari NV	50	10,528
FinecoBank Banca Fineco SpA	726	10,092
Infrastrutture Wireless Italiane SpA(c)	1,262	13,466
Intesa Sanpaolo SpA	3,920	7,988
Mediobanca Banca di Credito Finanziario SpA	1,038	10,404
Moncler SpA	178	9,273
Nexi SpA(a)(c)	848	8,317
Poste Italiane SpA(c)	880	8,623
Prysmian SpA	316	10,278
Recordati Industria Chimica e Farmaceutica SpA	218	10,505
Snam SpA	2,392	13,119
Telecom Italia SpA/Milano	35,438	10,349
Tenaris SA	1,138	17,391
Terna - Rete Elettrica Nazionale	1,854	15,121
Security	Shares	Value

Italy (continued)
UniCredit SpA	930	$8,607
		237,204
Japan — 27.5%
Advantest Corp.	200	13,650
Aeon Co. Ltd.	600	11,403
AGC Inc.	200	7,498
Aisin Corp.	400	11,620
Ajinomoto Co. Inc.	400	10,393
ANA Holdings Inc.(a)	600	11,310
Asahi Group Holdings Ltd.	400	15,077
Asahi Intecc Co. Ltd.	600	11,594
Asahi Kasei Corp.	1,600	13,127
Astellas Pharma Inc.	800	12,181
Azbil Corp.	400	12,145
Bandai Namco Holdings Inc.	200	13,541
Benefit One Inc.	200	3,032
Bridgestone Corp.	400	14,661
Brother Industries Ltd.	800	13,904
Canon Inc.	600	13,805
Capcom Co. Ltd.	600	15,832
Chiba Bank Ltd/The	2,600	14,985
Chubu Electric Power Co. Inc.	1,200	12,114
Chugai Pharmaceutical Co. Ltd.	400	11,986
Concordia Financial Group Ltd.	3,800	13,829
CyberAgent Inc.	800	8,452
Dai Nippon Printing Co. Ltd.	600	12,539
Daifuku Co. Ltd.	200	12,298
Dai-ichi Life Holdings Inc.	600	12,014
Daiichi Sankyo Co. Ltd.	600	15,107
Daito Trust Construction Co. Ltd.	200	19,262
Daiwa House Industry Co. Ltd.	400	9,616
Daiwa House REIT Investment Corp.	6	14,604
Daiwa Securities Group Inc.	2,400	11,763
Denso Corp.	200	12,189
Dentsu Group Inc.	400	14,417
East Japan Railway Co.	200	10,429
Eisai Co. Ltd.	200	8,710
ENEOS Holdings Inc.	3,850	13,547
Fuji Electric Co. Ltd.	200	8,770
FUJIFILM Holdings Corp.	200	10,994
GLP J-Reit.	8	10,795
Hakuhodo DY Holdings Inc.	800	9,441
Hamamatsu Photonics KK	200	8,949
Hankyu Hanshin Holdings Inc.	400	10,557
Hino Motors Ltd.	1,600	8,259
Hitachi Construction Machinery Co. Ltd.	400	9,057
Hitachi Ltd.	200	9,485
Hitachi Metals Ltd.(a)	800	12,484
Honda Motor Co. Ltd.	400	10,521
Hoshizaki Corp.	200	12,668
Hulic Co. Ltd.	1,600	13,509
Ibiden Co. Ltd.	200	7,474
Idemitsu Kosan Co. Ltd.	564	14,864
Iida Group Holdings Co. Ltd.	600	9,543
Inpex Corp.	1,800	21,417
Isuzu Motors Ltd.	1,000	11,666
Ito En Ltd.	200	8,219
ITOCHU Corp.	400	12,072
Itochu Techno-Solutions Corp.	400	9,366
Japan Airlines Co. Ltd.(a)	800	13,208

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Exchange Group Inc.	600	$8,934
Japan Metropolitan Fund Invest	16	12,717
Japan Post Bank Co. Ltd.	1,800	13,580
Japan Post Holdings Co. Ltd.	2,000	14,024
Japan Post Insurance Co. Ltd.	1,000	16,170
Japan Real Estate Investment Corp.	2	9,680
Japan Tobacco Inc.	600	10,207
JFE Holdings Inc.	1,200	14,674
JSR Corp.	400	10,862
Kajima Corp.	1,400	15,602
Kakaku.com Inc.	400	8,377
Kansai Electric Power Co Inc/The	1,800	15,779
Kansai Paint Co. Ltd.	600	8,263
Kao Corp.	300	12,024
KDDI Corp.	400	13,246
Keio Corp.	400	15,341
Keisei Electric Railway Co. Ltd.	400	9,808
Kikkoman Corp.	200	11,240
Kintetsu Group Holdings Co. Ltd.	400	11,468
Kirin Holdings Co. Ltd.	1,000	14,578
Kobayashi Pharmaceutical Co. Ltd.	200	13,639
Kobe Bussan Co. Ltd.	400	9,752
Koei Tecmo Holdings Co. Ltd.	350	10,733
Koito Manufacturing Co. Ltd.	200	7,339
Komatsu Ltd.	600	13,504
Konami Holdings Corp.	200	12,299
Kose Corp.	100	10,266
Kubota Corp.	600	10,193
Kurita Water Industries Ltd.	300	10,235
Kyocera Corp.	200	10,501
Kyowa Kirin Co. Ltd.	400	8,431
Lawson Inc.	400	14,712
Lion Corp.	800	8,243
Lixil Corp.	600	10,553
M3 Inc.	200	6,387
Makita Corp.	400	11,823
Marubeni Corp.	1,600	17,465
Mazda Motor Corp.	1,600	11,361
McDonald's Holdings Co. Japan Ltd.	400	15,869
Medipal Holdings Corp.	800	13,175
MEIJI Holdings Co. Ltd.	200	9,969
Mercari Inc.(a)	200	3,277
MINEBEA MITSUMI Inc.	600	11,512
MISUMI Group Inc.	400	10,030
Mitsubishi Chemical Holdings Corp.	1,600	9,756
Mitsubishi Corp.	400	13,430
Mitsubishi Electric Corp.	1,000	10,474
Mitsubishi Estate Co. Ltd.	1,000	14,567
Mitsubishi Gas Chemical Co. Inc.	800	11,682
Mitsubishi HC Capital Inc.	3,000	13,498
Mitsubishi Heavy Industries Ltd.	600	20,514
Mitsubishi UFJ Financial Group Inc.	2,400	13,952
Mitsui & Co. Ltd.	600	14,529
Mitsui Chemicals Inc.	400	9,139
Mitsui Fudosan Co. Ltd.	600	12,716
Mitsui OSK Lines Ltd.	400	9,364
Miura Co. Ltd.	400	8,355
Mizuho Financial Group Inc.	1,200	14,571
MonotaRO Co. Ltd.	600	10,307
MS&AD Insurance Group Holdings Inc.	400	11,907
Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	200	$11,921
NEC Corp.	300	11,639
Nexon Co. Ltd.	600	13,663
NGK Insulators Ltd.	800	10,761
Nidec Corp.	200	12,930
Nihon M&A Center Holdings Inc.	400	4,926
Nippon Building Fund Inc.	2	10,383
Nippon Express Holdings Inc.	200	11,726
Nippon Paint Holdings Co. Ltd.	1,200	9,506
Nippon Prologis REIT Inc.	4	11,071
Nippon Sanso Holdings Corp.	600	10,797
Nippon Shinyaku Co. Ltd.	200	13,527
Nippon Steel Corp.	800	12,703
Nippon Telegraph & Telephone Corp.	400	11,788
Nippon Yusen KK	200	14,429
Nissan Chemical Corp.	200	10,565
Nissan Motor Co. Ltd.(a)	2,400	9,608
Nisshin Seifun Group Inc.	1,000	13,331
Nissin Foods Holdings Co. Ltd.	200	13,913
Nitto Denko Corp.	200	13,424
Nomura Holdings Inc.	3,400	13,092
Nomura Real Estate Holdings Inc.	600	14,619
Nomura Real Estate Master Fund Inc.	10	12,555
Nomura Research Institute Ltd.	460	13,007
NTT Data Corp.	600	11,063
Obayashi Corp.	1,800	12,379
Odakyu Electric Railway Co. Ltd.	800	12,114
Oji Holdings Corp.	3,000	14,211
Olympus Corp.	600	10,561
Omron Corp.	200	11,791
Ono Pharmaceutical Co. Ltd.	600	15,414
Open House Group Co. Ltd.	200	7,739
Oracle Corp. Japan	200	12,852
ORIX Corp.	600	10,943
Orix JREIT Inc.	10	13,517
Osaka Gas Co. Ltd.	1,000	18,023
Otsuka Corp.	400	13,109
Otsuka Holdings Co. Ltd.	400	13,441
Pan Pacific International Holdings Corp.	800	12,251
Panasonic Holdings Corp.	1,000	8,913
Persol Holdings Co. Ltd.	400	7,936
Pola Orbis Holdings Inc.	800	9,223
Rakuten Group Inc.	1,200	8,436
Recruit Holdings Co. Ltd.	200	7,256
Renesas Electronics Corp.(a)	1,200	12,814
Resona Holdings Inc.	3,800	16,524
Ricoh Co. Ltd.	1,400	10,223
Rinnai Corp.	200	12,784
Rohm Co. Ltd.	200	13,972
Ryohin Keikaku Co. Ltd.	800	7,190
Santen Pharmaceutical Co. Ltd.	1,000	8,135
SBI Holdings Inc/Japan	600	13,420
SCSK Corp.	800	12,719
Secom Co. Ltd.	200	14,071
Seiko Epson Corp.	800	11,270
Sekisui Chemical Co. Ltd.	800	10,833
Sekisui House Ltd.	600	10,421
Seven & i Holdings Co. Ltd.	400	17,687
SG Holdings Co. Ltd.	600	10,574
Sharp Corp./Japan	1,200	10,154

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimadzu Corp.	400	$13,077
Shimizu Corp.	2,400	12,585
Shionogi & Co. Ltd.	200	11,125
Shiseido Co. Ltd.	200	9,454
Shizuoka Bank Ltd/The	2,000	12,940
SoftBank Corp.	1,000	11,638
SoftBank Group Corp.	200	8,226
Sohgo Security Services Co. Ltd.	400	11,112
Sompo Holdings Inc.	400	16,284
Sony Group Corp.	200	17,260
Square Enix Holdings Co. Ltd.	200	7,985
Stanley Electric Co. Ltd.	400	6,897
Subaru Corp.	800	12,140
SUMCO Corp.	600	8,641
Sumitomo Chemical Co. Ltd.	2,800	11,906
Sumitomo Corp.	1,000	15,824
Sumitomo Electric Industries Ltd.	1,000	10,751
Sumitomo Metal Mining Co. Ltd.	400	17,543
Sumitomo Mitsui Financial Group Inc.	400	12,086
Sumitomo Mitsui Trust Holdings Inc.	400	12,415
Sumitomo Pharma Co., Ltd.	1,000	8,908
Sumitomo Realty & Development Co. Ltd.	400	10,611
Suntory Beverage & Food Ltd.	400	15,760
Suzuki Motor Corp.	200	6,029
Sysmex Corp.	200	13,119
T&D Holdings Inc.	1,200	15,421
Taisei Corp.	400	10,835
Taisho Pharmaceutical Holdings Co. Ltd.	400	15,755
Takeda Pharmaceutical Co. Ltd.	451	13,086
TDK Corp.	400	12,357
Terumo Corp.	400	11,906
TIS Inc.	600	13,476
Tobu Railway Co. Ltd.	600	13,487
Toho Co. Ltd./Tokyo	400	14,843
Tokio Marine Holdings Inc.	200	10,814
Tokyo Century Corp.	200	6,160
Tokyo Electric Power Co. Holdings Inc.(a)	5,600	19,330
Tokyo Gas Co. Ltd.	800	15,324
Tokyu Corp.	1,000	12,229
Toppan Inc.	800	13,224
Toray Industries Inc.	2,400	11,374
Toshiba Corp.	400	16,611
Tosoh Corp.	1,000	13,808
TOTO Ltd.	200	6,740
Toyo Suisan Kaisha Ltd.	400	12,351
Toyota Industries Corp.	200	11,995
Toyota Motor Corp.	600	10,280
Toyota Tsusho Corp.	200	7,185
Trend Micro Inc/Japan	200	11,151
Tsuruha Holdings Inc.	200	10,222
Unicharm Corp.	400	13,917
USS Co. Ltd.	1,400	23,307
Welcia Holdings Co. Ltd.	400	8,200
West Japan Railway Co.	400	14,848
Yakult Honsha Co. Ltd.	200	10,356
Yamaha Corp.	300	11,462
Yamaha Motor Co. Ltd.	600	12,387
Yamato Holdings Co. Ltd.	600	11,227
Yaskawa Electric Corp.	400	13,582
Yokogawa Electric Corp.	800	12,754
Security	Shares	Value

Japan (continued)
Z Holdings Corp.	1,800	$7,066
ZOZO Inc.	400	8,375
		2,844,163
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(c)	828	10,293
Adyen NV(a)(c)	4	6,709
Aegon NV	2,478	12,848
AerCap Holdings NV(a)	194	9,062
Akzo Nobel NV	118	10,236
Argenx SE(a)	46	13,253
ASM International NV	34	10,217
ASML Holding NV	18	10,216
CNH Industrial NV	732	10,370
Davide Campari-Milano NV	928	10,471
Euronext NV(c)	136	10,897
EXOR NV	146	10,132
Heineken Holding NV	128	9,992
Heineken NV	102	9,956
IMCD NV	62	9,872
ING Groep NV	890	8,432
InPost SA(a)	1,084	6,646
JDE Peet's NV	410	12,062
Just Eat Takeaway.com NV(a)(c)	208	5,650
Koninklijke Ahold Delhaize NV	346	10,205
Koninklijke DSM NV	60	10,086
Koninklijke KPN NV	4,844	16,715
Koninklijke Philips NV	324	8,466
NN Group NV	246	12,049
Prosus NV	124	5,980
Randstad NV	196	10,364
Stellantis NV	562	7,545
Universal Music Group NV	464	10,768
Wolters Kluwer NV	122	12,320
		291,812
New Zealand — 0.7%
Auckland International Airport Ltd.(a)	2,106	10,578
Fisher & Paykel Healthcare Corp. Ltd.	546	7,503
Mercury NZ Ltd.	3,436	13,322
Meridian Energy Ltd.	4,388	13,318
Ryman Healthcare Ltd.	1,420	8,404
Spark New Zealand Ltd.	4,228	13,372
Xero Ltd.(a)	130	8,572
		75,069
Norway — 1.2%
Adevinta ASA(a)	840	6,489
Aker BP ASA	402	14,403
DNB Bank ASA	488	9,456
Equinor ASA	522	17,643
Gjensidige Forsikring ASA	582	12,443
Mowi ASA	556	15,705
Norsk Hydro ASA	2,111	17,727
Orkla ASA	1,274	10,338
Schibsted ASA, Class A	114	2,376
Schibsted ASA, Class B	142	2,748
Telenor ASA	778	10,973
		120,301
Portugal — 0.4%
EDP - Energias de Portugal SA	3,267	15,226
Galp Energia SGPS SA	1,284	15,629

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	596	$12,407
		43,262
Singapore — 2.6%
Ascendas REIT	5,607	11,536
CapitaLand Integrated Commercial Trust(b)	9,049	15,162
Capitaland Investment Ltd/Singapore(a)	5,800	17,587
City Developments Ltd.	2,400	14,715
DBS Group Holdings Ltd.	600	14,556
Genting Singapore Ltd.	23,800	13,818
Keppel Corp.Ltd.	3,600	17,755
Mapletree Commercial Trust	9,200	12,373
Mapletree Logistics Trust	9,490	12,188
Oversea-Chinese Banking Corp. Ltd.	1,400	12,430
Sea Ltd., ADR(a)	40	3,310
Singapore Airlines Ltd.(a)	3,600	14,190
Singapore Exchange Ltd.	2,100	14,776
Singapore Technologies Engineering Ltd.	4,400	12,959
Singapore Telecommunications Ltd.	7,400	14,769
STMicroelectronics NV	294	10,863
United Overseas Bank Ltd.	600	12,844
UOL Group Ltd.	2,800	14,713
Venture Corp. Ltd.	1,000	12,276
Wilmar International Ltd.	4,200	13,388
		266,208
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	512	13,110
Aena SME SA(a)(c)	82	11,636
Amadeus IT Group SA(a)	192	12,031
Banco Bilbao Vizcaya Argentaria SA	2,164	11,355
Banco Santander SA	3,336	9,749
CaixaBank SA	4,580	14,784
Cellnex Telecom SA(c)	264	12,305
EDP Renovaveis SA	583	13,798
Enagas SA	290	6,270
Endesa SA	620	12,994
Ferrovial SA	510	13,079
Grifols SA, Class A	638	10,686
Iberdrola SA	1,214	13,950
Industria de Diseno Textil SA	408	8,555
Naturgy Energy Group SA	592	17,809
Red Electrica Corp. SA	352	7,087
Repsol SA	1,140	17,006
Siemens Gamesa Renewable Energy SA(a)	506	8,060
Telefonica SA	2,952	14,360
		228,624
Sweden — 3.7%
Alfa Laval AB	296	8,240
Assa Abloy AB, Class B	468	11,827
Atlas Copco AB, Class A	132	5,985
Atlas Copco AB, Class B	86	3,404
Boliden AB	370	16,044
Electrolux AB, Class B	448	6,832
Embracer Group AB(a)	1,480	9,892
Epiroc AB, Class A	400	8,109
Epiroc AB, Class B	204	3,559
EQT AB	220	6,226
Essity AB, Class B	346	9,124
Evolution AB(c)	84	8,618
Fastighets AB Balder, Class B(a)	166	8,228
Security	Shares	Value

Sweden (continued)
Getinge AB, Class B	290	$8,389
H & M Hennes & Mauritz AB, Class B	732	9,215
Hexagon AB, Class B	876	11,303
Husqvarna AB, Class B	732	6,997
Industrivarden AB, Class A	194	4,971
Industrivarden AB, Class C	238	5,993
Investment AB Latour, Class B	346	9,167
Investor AB, Class A	226	4,720
Investor AB, Class B	400	7,697
Kinnevik AB, Class B(a)	308	6,028
L E Lundbergforetagen AB, Class B	202	9,447
Lifco AB, Class B	456	9,565
Lundin Energy AB	348	14,388
Nibe Industrier AB, Class B	930	9,118
Sagax AB, Class B	324	8,277
Sandvik AB	470	8,896
Securitas AB, Class B	906	10,697
Sinch AB(a)(c)	856	3,783
Skandinaviska Enskilda Banken AB, Class A	840	9,420
Skanska AB, Class B	496	9,475
SKF AB, Class B	450	7,350
Svenska Cellulosa AB SCA, Class B	956	18,501
Svenska Handelsbanken AB, Class A	966	9,743
Swedbank AB, Class A	532	8,416
Swedish Match AB	1,922	15,308
Tele2 AB, Class B	974	12,910
Telefonaktiebolaget LM Ericsson, Class B	1,252	9,988
Telia Co. AB	3,620	15,025
Volvo AB, Class B	466	7,434
		378,309
Switzerland — 4.1%
ABB Ltd., Registered	348	10,441
Adecco Group AG, Registered	286	11,037
Alcon Inc.	152	10,853
Bachem Holding AG, Class B, Registered	16	6,982
Baloise Holding AG, Registered	88	15,307
Barry Callebaut AG, Registered	6	13,809
Cie. Financiere Richemont SA, Class A, Registered	86	9,992
Clariant AG, Registered	636	10,859
Coca-Cola HBC AG, Class DI	366	7,420
Credit Suisse Group AG, Registered	1,158	7,860
EMS-Chemie Holding AG, Registered	14	12,490
Geberit AG, Registered	20	11,405
Givaudan SA, Registered	2	7,949
Holcim Ltd.	268	13,104
Julius Baer Group Ltd.	204	9,749
Kuehne + Nagel International AG, Registered	40	11,190
Logitech International SA, Registered	180	11,714
Lonza Group AG, Registered	16	9,434
Nestle SA, Registered	132	17,040
Novartis AG, Registered	146	12,902
Partners Group Holding AG	8	8,476
Roche Holding AG, NVS	32	11,866
Schindler Holding AG, Participation Certificates, NVS	36	6,916
Schindler Holding AG, Registered	12	2,304
SGS SA, Registered	4	10,278
Siemens Energy AG(a)	506	9,747
Sika AG, Registered	34	10,386
Sonova Holding AG, Registered	34	12,261
Straumann Holding AG	60	7,073

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swatch Group AG (The), Bearer	30	$7,699
Swatch Group AG (The), Registered	52	2,565
Swiss Life Holding AG, Registered	22	12,864
Swiss Prime Site AG, Registered	114	11,143
Swiss Re AG	144	11,809
Swisscom AG, Registered	22	13,009
Temenos AG, Registered	92	9,287
UBS Group AG, Registered	694	11,782
VAT Group AG(c)	26	8,042
Vifor Pharma AG	106	18,748
Zurich Insurance Group AG	30	13,658
		421,450
United Kingdom — 8.9%
3i Group PLC	674	11,030
abrdn plc	4,132	9,702
Admiral Group PLC	338	10,639
Anglo American PLC	336	14,882
Antofagasta PLC	740	14,167
Ashtead Group PLC	164	8,480
Associated British Foods PLC	488	9,765
AstraZeneca PLC	96	12,810
Auto Trader Group PLC(c)	1,522	12,012
AVEVA Group PLC	288	7,740
Aviva PLC	2,434	13,059
BAE Systems PLC	1,704	15,739
Barclays PLC	4,454	8,187
Barratt Developments PLC	1,520	9,299
Berkeley Group Holdings PLC	228	11,563
BP PLC	2,662	12,852
British American Tobacco PLC	368	15,424
British Land Co PLC/The	1,994	12,844
BT Group PLC	5,838	12,946
Bunzl PLC	326	12,577
Burberry Group PLC	512	10,105
CK Hutchison Holdings Ltd.	2,000	14,036
Coca-Cola Europacific Partners PLC	260	12,987
Compass Group PLC	636	13,421
Croda International PLC	112	10,878
DCC PLC	152	11,517
Diageo PLC	234	11,674
Entain PLC(a)	544	10,222
Experian PLC	264	9,117
Ferguson PLC	88	11,040
GlaxoSmithKline PLC	524	11,812
Halma PLC	364	11,173
Hargreaves Lansdown PLC	708	8,105
Hikma Pharmaceuticals PLC	398	9,349
HSBC Holdings PLC	2,130	13,311
Imperial Brands PLC	546	11,365
Informa PLC(a)	1,714	12,159
InterContinental Hotels Group PLC	200	12,768
Intertek Group PLC	198	12,338
J Sainsbury PLC	3,224	9,407
JD Sports Fashion PLC	4,760	7,843
Johnson Matthey PLC	456	12,544
Kingfisher PLC	3,496	11,025
Land Securities Group PLC	1,410	13,224
Legal & General Group PLC	3,326	10,367
Lloyds Banking Group PLC	19,286	10,954
London Stock Exchange Group PLC	140	13,803
Security	Shares	Value

United Kingdom (continued)
M&G PLC	4,620	$12,266
Melrose Industries PLC	6,338	9,210
Mondi PLC	562	10,558
National Grid PLC	978	14,530
NatWest Group PLC	4,144	11,117
Next PLC	120	8,988
Ocado Group PLC(a)	580	6,633
Pearson PLC	1,458	14,157
Persimmon PLC	368	9,584
Phoenix Group Holdings PLC	1,516	11,483
Prudential PLC	640	7,967
Reckitt Benckiser Group PLC	152	11,854
RELX PLC	396	11,797
Rentokil Initial PLC	1,770	12,157
Rolls-Royce Holdings PLC(a)	7,444	7,631
Sage Group PLC/The	1,318	12,095
Schroders PLC	272	9,602
Segro PLC	724	12,121
Severn Trent PLC	350	13,756
Shell PLC	524	14,067
Smith & Nephew PLC	678	10,989
Smiths Group PLC	716	13,102
Spirax-Sarco Engineering PLC	68	10,261
SSE PLC	612	14,214
St. James’s Place PLC	634	10,188
Standard Chartered PLC	1,920	13,126
Taylor Wimpey PLC	6,368	10,015
Tesco PLC	3,254	11,055
Unilever PLC	252	11,716
United Utilities Group PLC	968	13,911
Vodafone Group PLC	8,524	12,905
Whitbread PLC(a)	292	10,193
WPP PLC	838	10,446
		915,955
United States — 0.2%
Bausch Health Cos Inc.(a)	470	8,930
QIAGEN NV(a)	220	10,146
		19,076
Total Common Stocks — 98.5%
(Cost: $12,321,640)		10,169,913

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	20	1,473
Fuchs Petrolub SE, Preference Shares, NVS	308	9,715
Henkel AG & Co. KGaA, Preference Shares, NVS	96	6,164
Porsche Automobil Holding SE, Preference Shares, NVS	146	12,042
Sartorius AG, Preference Shares, NVS	20	7,499
Volkswagen AG, Preference Shares, NVS	40	6,195
		43,088
Total Preferred Stocks — 0.4%
(Cost: $62,370)		43,088

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	78,792	$78,792

Total Short-Term Investments — 0.8%
(Cost: $78,794)		78,792

Total Investments in Securities — 99.7%
(Cost: $12,462,804)		10,291,793

Other Assets, Less Liabilities — 0.3%		33,342

Net Assets — 100.0%		$10,325,135

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,183	$42,663	(a)	$—	$(52)	$(2)	$78,792	78,792	$1,867	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	3	06/09/22	$44	$(82)
Euro Stoxx 50 Index	1	06/17/22	39	(717)
				$(799)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,332,657	$8,837,256	$—	$10,169,913
Preferred Stocks	—	43,088	—	43,088
Money Market Funds	78,792	—	—	78,792
	$1,411,449	$8,880,344	$—	$10,291,793
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(799)	$—	$(799)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust